INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Income tax benefit related to net operating loss carryforwards in continuing operations	$ 25.9
Income tax benefit related to net operating loss carryforwards in discontinuing operations	46.7
Tax credit carryforwards	56.1
Tax credit carryforwards that can be carried forward indefinitely	13.0
Tax credit carryforwards subject to expiration	46.6
Operating loss carryforwards, net of unrecognized tax benefits, subject to expiration	33.0
Decrease in valuation allowance	1.7
Valuation allowance at end of period	59.9
Unrecognized tax benefits, income tax penalties and interest accrued	13.0	$ 11.5
Increase in unrecognized tax benefits, including interest and penalties during the period	1.5
Tax positions for which the ultimate deductibility is highly certain but timing is uncertain	12.1	$ 10.6
Federal Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	907.0
Net operating loss carryforwards not subject to expiration	1.5
Net operating loss carryforwards without restrictions	1.8
State Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	418.9
Net operating loss carryforwards subject to expiration	358.5
Net operating loss carryforwards without restrictions	76.6
Tax credit carryforwards	1.9
Foreign Tax Jurisdiction
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	103.6
Tax credit carryforwards	6.3
Tax credit carryforwards related to research and development	$ 47.9